Discontinued Operations and Deconsolidation - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 149
Customer custodial funds		811
Customer digital currency assets		23
Due from affiliates		51
Other current assets		55
Total Current assets		1,089
Non-Current Assets
Intangible asset, net		15
Total Non-Current assets		15
Total Assets		1,104
Current Liabilities
Accounts payable		504
Customer custodial cash liabilities		973
Customer digital currency liabilities		11
Due to affiliates		480
Loans payable - related parties, current		683
Interest payable - related parties, current		204
Accrued expenses and other current liabilities		308
Total current liabilities		3,163
Non-Current liabilities
Loan payable - related parties, net of current portion		17
Total Non-Current liabilities		17
Total Liabilities		$ 3,180